SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
EBP 016
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Plan has evaluated subsequent events through March 12, 2026, the date the financial statements were issued.